CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated Statement of Operations (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales	£ 333,117	£ 2,270,950	£ 1,037,552	£ 5,722,074
Sales and marketing		225,569	27,103	438,424
Total costs and expenses	3,818,215	5,298,845	63,537,874	12,479,012
Operating loss	(3,536,625)	(4,532,708)	(63,115,015)	(11,184,242)
Net loss	(4,036,268)	(5,094,279)	£ (63,313,440)	(12,321,751)
As reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales	269,181	2,206,839		5,593,851
Sales and marketing		166,301		319,887
Total costs and expenses	3,754,279	5,175,466		12,232,252
Operating loss	(3,472,689)	(4,409,329)		(10,937,482)
Net loss	(3,972,332)	(4,970,900)		(12,074,991)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales	63,936	64,111		128,223
Sales and marketing		59,268		118,537
Total costs and expenses	63,936	123,379		246,760
Operating loss	(63,936)	(123,379)		(246,760)
Net loss	£ (63,936)	£ (123,379)		£ (246,760)